UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 95.7%
EUROPE — 59.5%
United Kingdom — 16.9%
Aggreko PLC	1,059,436	$10,420,827
AMEC PLC	960,434	11,016,495
Autonomy Corp. PLC**	401,230	7,449,691
Aveva Group PLC	239,374	4,935,730
BG Group PLC	654,352	11,867,302
Chemring Group PLC	100,894	3,726,051
Chloride Group PLC	848,897	2,938,526
Cobham PLC	935,244	3,179,148
Compass Group PLC	275,606	1,709,302
Game Group PLC	1,605,738	5,911,938
Petrofac, Ltd.	995,324	10,400,049
Rotork PLC	192,956	3,223,784
The Weir Group PLC	811,267	8,907,812
Ultra Electronics Holdings PLC	203,982	4,623,611
Wellstream Holdings PLC	371,939	6,849,089

		97,159,355

Switzerland — 7.2%
ABB, Ltd.**	560,280	10,857,346
Lindt & Spruengli AG	116	3,139,654
Lonza Group AG	82,341	10,331,427
Syngenta AG	53,074	11,192,458
Temenos Group AG**	302,861	5,773,553

		41,294,438

Germany — 5.7%
Feilmann AG	54,101	3,793,451
GEA Group AG	427,289	8,270,455
K+S AG	83,077	5,760,223
SGL Carbon AG**	219,333	8,525,785
Vossloh AG	60,623	6,283,395

		32,633,309

Netherlands — 5.5%
Fugro NV — CVA	194,122	11,463,352
Koninklijke DSM NV	228,060	10,787,131
Koninklijke Vopak NV	196,532	9,246,013

		31,496,496

Denmark — 3.5%
Novo Nordisk AS — B	213,953	11,091,815
Vestas Wind Systems AS**	102,602	8,955,605

		20,047,420

Sweden — 3.3%
Elekta AB — B	564,981	9,645,765
Oriflame Cosmetics SA — SDR	137,550	6,372,124
Saab AB — B	173,246	2,668,378

		18,686,267

Spain — 3.1%
Gamesa Corporacion Tecnologica, SA	164,131	5,623,437
Grifols SA	474,634	12,127,522

		17,750,959

Austria — 2.6%
Oesterreichische Elektrizitaetswirtschafts AG — A	197,244	12,138,730
Schoeller-Bleckmann Oilfield Equipment AG	46,333	2,812,477

		14,951,207

Italy — 2.3%
Ansaldo STS SpA	358,460	5,085,177
Danieli & Co. RSP SpA	136,971	2,028,056
Landi Renzo SpA	159,473	874,137
Trevi Finanziaria SpA	320,773	5,325,707

		13,313,077

France — 1.9%
Alstom SA	146,579	11,126,692

Czech Republic — 1.8%
CEZ AS	165,311	10,270,721

Ireland — 1.7%
ICON PLC — SP ADR**	255,917	9,788,825

Portugal — 1.6%
Jeronimo Martins (SGPS) SA	1,052,025	8,972,146

Finland — 1.1%
Fortum OYJ	108,262	3,633,185
Nokian Renkaat OYJ	117,811	2,834,873

		6,468,058

Belgium — 1.0%
Colruyt SA	11,865	2,978,139
Hansen Transmissions International**	716,657	2,987,229

		5,965,368

Norway — 0.3%
Tandberg ASA	126,200	1,719,560

Total EUROPE		341,643,898

FAR EAST — 19.5%
Australia — 9.0%
Boart Longyear Group	5,666,167	5,110,939
CSL, Ltd.	453,310	13,732,993
Incitec Pivot, Ltd.	1,928,980	7,728,598
JB Hi-Fi, Ltd.	590,120	5,836,330
Leighton Holdings, Ltd.	322,158	9,915,826
WorleyParsons, Ltd.	379,927	9,397,281

		51,721,967

Japan — 5.4%
Capcom Co., Ltd.	159,011	4,555,033
Hisamitsu Pharmaceutcal Co., Inc.	39,400	1,724,461
Nintendo Co., Ltd.	21,800	9,246,988
Shionogi & Co., Ltd.	173,000	3,504,009
Torishima Pump Manufacturing Co., Ltd.	179,900	3,290,697
Tsumura & Co.	129,100	3,275,023
Unicharm Corp.	66,600	5,112,417

		30,708,628

South Korea — 1.6%
KT&G Corp.	121,309	9,054,153

China — 1.5%
Baidu.com, Inc. — SP ADR**	12,529	3,110,074
Parkson Retail Group, Ltd.	5,149,500	5,711,496

		8,821,570

Philippines — 1.3%
Philippine Long Distance Telephone Co. — SP ADR	133,316	7,511,023

Driehaus International Discovery Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

Indonesia — 0.7%
PT Bumi Resources Tbk	11,505,361	$3,826,328

Total FAR EAST		111,643,669

NORTH AMERICA — 9.1%
Canada — 8.4%
Agnico-Eagle Mines, Ltd.	33,242	1,814,762
Potash Corp. of Saskatchewan, Inc.	74,393	9,644,353
Research In Motion, Ltd.**	92,803	6,253,139
Shoppers Drug Mart Corp.	270,942	13,072,936
SNC-Lavalin Group, Inc.	267,568	9,674,434
Yamana Gold, Inc.	972,532	7,995,917

		48,455,541

Mexico — 0.7%
Desarrolladora Homex SAB de CV**	286,800	2,129,660
Fomento Economico Mexicano SAB de CV — SP ADR	46,300	1,765,882

		3,895,542

Total NORTH AMERICA		52,351,083

SOUTH AMERICA — 5.4%
Brazil — 3.6%
Cyrela Brazil Realty SA	161,800	1,632,540
Petroleo Brasileiro SA — ADR	290,605	12,772,090
Unibanco SA — GDR	64,970	6,556,772

		20,961,402

Peru — 1.8%
Credicorp, Ltd.	163,118	10,154,095

Total SOUTH AMERICA		31,115,497

AFRICA — 1.4%
South Africa — 1.4%
Murray & Roberts Holdings, Ltd.	693,405	8,144,252

Total AFRICA		8,144,252

MIDDLE EAST — 0.8%
Israel — 0.8%
Israel Chemicals, Ltd.	306,023	4,398,169

Total MIDDLE EAST		4,398,169

Total EQUITY SECURITIES (Cost $648,002,876)		549,296,568

TOTAL INVESTMENTS (COST $648,002,876)	95.7%	$549,296,568
Other Assets in excess of Liabilities	4.3%	24,712,480

Net Assets	100.0%	$574,009,048

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$650,370,825

Gross Appreciation		$16,612,922
Gross Depreciation		(117,687,179)

Net Depreciation		$(101,074,257)

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

GDR	Global Depository Receipt

SDR	Swedish Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompaying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 91.0%
FAR EAST — 35.3%
China — 16.2%
Baidu.com, Inc. — SP ADR**	37,277	$9,253,270
Chaoda Modern Agriculture (Holdings), Ltd.	2,422,000	2,045,584
China Mobile, Ltd.	294,000	2,945,197
China Overseas Land & Investment, Ltd.	1,540,974	1,867,727
China Railway Contruction Corp. — H**	2,255,500	2,978,115
Industrial & Commercial Bank of China, Ltd. — H	11,623,500	7,025,189
Parkson Retail Group, Ltd.	1,510,351	1,675,185
Suntech Power Holdings Co., Ltd. - ADR**	136,569	4,898,730
Tencent Holdings, Ltd.	1,391,500	10,170,955
Tsingtao Brewery Co., Ltd. — H	2,108,000	3,810,523
VisionChina Media, Inc. — ADR**	698,395	10,273,390
ZTE Corp. — H	916,200	3,470,404

		60,414,269

South Korea — 6.8%
KT&G Corp.	86,912	6,486,860
LG Electronics, Inc.	27,375	2,532,974
NHN Corp.**	29,338	3,763,252
Samsung Fire & Marine Insurance Co., Ltd.	17,667	3,092,716
Shinsegae Co., Ltd.	11,965	5,647,258
Woori Investment & Securities Co., Ltd.	236,110	3,695,670

		25,218,730

India — 6.2%
Bharat Heavy Electricals, Ltd.	63,477	2,191,042
Bharti Airtel, Ltd.**	419,338	7,112,573
Educomp Solutions, Ltd.	58,600	4,298,910
Glenmark Pharmaceuticals, Ltd.	477,300	5,049,159
ITC, Ltd.	625,032	2,534,519
Larsen & Toubro, Ltd.	36,616	1,937,256

		23,123,459

Thailand — 2.5%
PTT Exploration & Production Public Co., Ltd. — NVDR	1,441,900	5,463,450
Quality Houses Public Co., Ltd. - NVDR	75,185,400	3,939,000

		9,402,450

Taiwan — 2.4%
Acer, Inc.	1,588,000	2,703,897
MediaTek, Inc.	371,000	3,847,047
Taiwan Semiconductor Manufacturing Co., Ltd.	1,280,564	2,147,547

		8,698,491

Indonesia — 1.2%
PT Bank Mandiri	16,507,000	4,575,386

Total FAR EAST		131,432,785

EUROPE — 18.5%
Russia — 6.8%
Gazprom OAO — SP ADR	216,017	6,903,126
Mobile TeleSystems — SP ADR	100,278	5,616,571
Rosneft Oil Co. — GDR	947,850	6,560,022
Sberbank RF	1,823,374	3,188,281
Wimm-Bill-Dann Foods — ADR**	39,500	2,804,500

		25,072,500

Poland — 3.0%
Powszechna Kasa Oszczednosci Bank Polski SA	101,708	1,864,097
Telekomunikacja Polska SA	988,244	9,426,298

		11,290,395

Czech Republic — 2.5%
CEZ AS	149,969	9,317,527

United Kingdom — 2.2%
Tullow Oil PLC	631,224	8,070,357

Turkey — 1.6%
Turkiye Garanti Bankasi AS**	1,341,599	3,175,143
Turkiye Is Bankasi — C	662,518	2,747,571

		5,922,714

Portugal — 1.2%
Jeronimo Martins (SGPS) SA	538,285	4,590,738

Switzerland — 0.7%
ABB, Ltd.**	139,578	2,704,802

Finland — 0.5%
Nokian Renkaat OYJ	75,693	1,821,392

Total EUROPE		68,790,425

SOUTH AMERICA — 15.4%
Brazil — 14.4%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar — Pref.	174,200	3,002,659
Companhia Energetica de Minas Gerais — Pref.	269,000	5,272,847
Companhia Vale do Rio Doce — ADR	209,893	4,019,451
GVT Holding SA**	323,740	4,806,167
MRV Engenharia e Participacoes SA	214,480	2,214,794
Petroleo Brasileiro SA — ADR	355,803	15,637,542
Tam SA — Pref.	241,700	4,509,091
Telecomunicacoes de Sao Paulo SA — ADR	302,565	7,019,508
Unibanco SA — GDR	69,661	7,030,188

		53,512,247

Chile — 1.0%
Lan Airlines SA — SP ADR	343,037	3,910,622

Total SOUTH AMERICA		57,422,869

NORTH AMERICA — 10.8%
Mexico — 5.1%
America Movil SAB de CV — L — ADR	122,255	5,667,742
Desarrolladora Homex SAB de CV**	213,460	1,585,067
Fomento Economico Mexicano SAB de CV — SP ADR	163,120	6,221,397

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

Wal-Mart de Mexico SAB de CV — V	1,528,068	$5,351,347

		18,825,553

United States — 4.7%
Central European Distribution Corp.**	52,987	2,406,140
McDonald’s Corp.	133,750	8,252,375
Monsanto Co.	67,617	6,692,731

		17,351,246

Canada — 1.0%
Pacific Rubiales Energy Corp.**	620,853	3,926,089

Total NORTH AMERICA		40,102,888

MIDDLE EAST — 6.4%
Israel — 5.5%
Check Point Software Technologies, Ltd.**	224,462	5,104,266
Elbit Systems, Ltd.	187,411	9,764,974
Israel Chemicals, Ltd.	379,364	5,452,227

		20,321,467

Qatar — 0.9%
Qatar National Bank	68,461	3,510,820

Total MIDDLE EAST		23,832,287

AFRICA — 4.6%
South Africa — 4.2%
ABSA Group, Ltd.	166,734	2,209,859
MTN Group, Ltd.	185,364	2,615,576
Murray & Roberts Holdings, Ltd.	538,231	6,321,686
Sasol, Ltd.	107,920	4,606,102

		15,753,223

Morocco — 0.4%
Douja Promotion Groupe Addoha SA	68,050	1,347,427

Total AFRICA		17,100,650

Total EQUITY SECURITIES (Cost $393,069,560)		338,681,904

EXCHANGE TRADED FUND — 2.1%
AFRICA — 2.1%
South Africa — 2.1%
NewGold Issuer, Ltd.**	907,977	7,905,765

Total EXCHANGE TRADED FUND (Cost $8,551,521)		7,905,765

TOTAL INVESTMENTS (COST $401,621,081)	93.1%	$346,587,669
Other Assets In Excess Of Liabilities	6.9%	25,743,557

Net Assets	100.0%	$372,331,226

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$411,961,886

Gross Appreciation		$—
Gross Depreciation		(65,374,217)

Net Depreciation		$(65,374,217)

**	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 79.8%
FAR EAST — 34.0%
Japan — 12.9%
Aeon Delight Co., Ltd.	15,200	$353,995
Capcom Co., Ltd.	98,568	2,823,581
Daiseki Co., Ltd.	51,400	1,371,622
Gourmet Navigator, Inc.	1,188	2,687,870
NPC, Inc.	43,100	1,981,970
Seven Bank, Ltd.	1,436	3,827,186
Shinko Plantech Co., Ltd.	147,700	1,201,390
Torishima Pump Manufacturing Co., Ltd.	180,800	3,307,159
Zappallas, Inc.	1,140	3,246,586

		20,801,359

China — 8.0%
China Green Holdings, Ltd.	2,220,500	1,789,877
China High Speed Transmission Equipment Group Co., Ltd.	1,764,000	3,228,470
Golden Eagle Retail Group, Ltd.	2,807,000	2,294,559
Renesola, Ltd.**	385,641	2,042,126
VisionChina Media, Inc. — ADR**	243,719	3,585,106

		12,940,138

South Korea — 5.6%
Digitech Systems Co., Ltd.**	74,987	1,172,039
Jinsung T.E.C.	170,268	1,724,524
Korea Plant Service & Engineering Co., Ltd.	128,720	2,974,032
Taewoong Co., Ltd.	35,790	2,382,338
TK Corp.**	31,538	863,656

		9,116,589

Australia — 3.7%
Ausenco, Ltd.	269,512	2,451,521
JB Hi-Fi, Ltd.	267,786	2,648,423
Mount Gibson Iron, Ltd.**	643,257	856,938

		5,956,882

Thailand — 1.8%
Quality Houses Public Co., Ltd. — NVDR	54,053,800	2,831,905

Philippines — 1.2%
SM Prime Holdings, Inc.	11,226,700	2,020,870

Indonesia — 0.5%
PT Indo Tambangraya Megah Tbk	333,500	768,654

Taiwan — 0.3%
Huaku Development Co., Ltd.	435,850	518,403

Total FAR EAST		54,954,800

EUROPE — 28.7%
United Kingdom — 15.5%
Aggreko PLC	313,183	3,080,531
Chloride Group PLC	1,025,456	3,549,699
Domino’s Pizza UK & IRL PLC	1,054,256	3,729,365
Hikma Pharmaceuticals PLC	114,623	824,572
Micro Focus International PLC	519,594	2,650,280
Playtech, Ltd.	410,871	2,683,867
SDL PLC**	563,043	3,433,442
Spirent Communications PLC	682,337	831,282
Telecity Group PLC**	499,543	1,968,926
Wellstream Holdings PLC	123,212	2,268,893

		25,020,857

Italy — 3.2%
Ansaldo STS SpA	126,171	1,789,884
Landi Renzo SpA	601,926	3,299,403

		5,089,287

Netherlands — 2.2%
Koninklijke Boskalis Westminster NV — CVA	52,818	2,503,570
Koninlijke Ten Cate NV	32,887	1,087,940

		3,591,510

Sweden — 2.0%
Elekta AB — B	189,150	3,229,306

Switzerland — 1.8%
Meyer Burger Technology AG**	6,611	1,463,351
Temenos Group AG**	72,343	1,379,102

		2,842,453

France — 1.5%
Faiveley SA	41,244	2,478,116

Germany — 1.3%
Bauer AG	41,284	2,074,924

Norway — 0.7%
Opera Software ASA**	405,516	1,104,049

Austria — 0.5%
Schoeller-Bleckmann Oilfield Equipment AG	14,598	886,119

Total EUROPE		46,316,621

NORTH AMERICA — 8.6%
Canada — 5.5%
5N Plus, Inc.**	491,054	2,293,200
Galleon Energy, Inc. — A**	127,016	1,118,290
Labrador Iron Ore Royalty Income Fund	33,652	1,429,242
Pacific Rubiales Energy Corp.**	215,130	1,360,418
ProEx Energy, Ltd.**	120,984	1,513,082
TriStar Oil & Gas, Ltd.**	81,709	1,191,566

		8,905,798

Mexico — 1.7%
Desarrolladora Homex SAB de CV**	362,163	2,689,275

United States — 1.4%
T-3 Energy Services, Inc.**	62,982	2,337,892

Total NORTH AMERICA		13,932,965

MIDDLE EAST — 4.9%
Israel — 2.1%
Elbit Systems, Ltd.	66,092	3,414,974

Egypt — 2.0%
Egyptian Financial & Industrial Co.**	162,967	1,506,606
El Sewdy Cables Holding Co.**	90,472	1,685,628

		3,192,234

United Arab Emirates — 0.8%
Lamprell PLC	227,425	1,312,268

Total MIDDLE EAST		7,919,476

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

SOUTH AMERICA — 2.7%
Brazil — 1.7%
Anhanguera Educacional Participacoes SA	75,200	$746,112
SLC Agricola SA	247,490	2,080,950

		2,827,062

Argentina — 1.0%
MercadoLibre, Inc.**	78,051	1,588,338

Total SOUTH AMERICA		4,415,400

CENTRAL AMERICA — 0.9%
Panama — 0.9%
Copa Holdings SA — A	41,558	1,350,635

Total CENTRAL AMERICA		1,350,635

Total EQUITY SECURITIES (Cost $153,659,244)		128,889,897

EXCHANGE TRADED FUNDS — 2.5%
EUROPE — 1.3%
United Kingdom — 1.3%
Lyxor Gold Bullion Securities, Ltd.**	23,600	2,052,964

AFRICA — 1.2%
South Africa — 1.2%
NewGold Issuer, Ltd.**	233,542	2,033,453

Total EXCHANGE TRADED FUNDS (Cost $3,960,906)		4,086,417

TOTAL INVESTMENTS (COST $157,620,150)	82.3%	$132,976,314
Other Assets In Exess Of Liabilities	17.7%	28,619,430

Net Assets	100.0%	$161,595,744

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$158,940,427

Gross Appreciation		$2,133,529
Gross Depreciation		(28,097,642)

Net Depreciation		$(25,964,113)

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

NVDR	Non-Voting Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 95.3%
NORTH AMERICA — 51.0%
United States — 46.4%
Ansys, Inc.**	2,228	$84,374
Apple, Inc.**	821	93,315
Bucyrus International, Inc.	3,402	152,001
Cameron International Corp.**	2,675	103,094
Central European Distribution Corp.**	2,242	101,809
Continental Resources, Inc.**	3,748	147,034
Costco Wholesale Corp.	2,482	161,156
Covance, Inc.**	1,038	91,769
Diamond Offshore Drilling, Inc.	1,194	123,054
Dolby Laboratories, Inc. — A**	3,489	122,778
Energy Conversion Devices, Inc.**	2,429	141,489
Equinix, Inc.**	2,524	175,317
First Solar, Inc.**	682	128,836
FLIR Systems, Inc.**	4,634	178,038
Foot Locker, Inc.	7,594	122,719
Foster Wheeler, Ltd.**	2,604	94,030
GameStop Corp. — A**	1,919	65,649
Gilead Sciences, Inc.**	2,191	99,866
Google, Inc. — A**	482	193,051
Illumina, Inc.**	4,054	164,309
Intuitive Surgical, Inc.**	400	96,392
Kohl’s Corp.**	3,036	139,899
Lazard, Ltd. — A	3,792	162,146
Limited Brands, Inc.	5,493	95,139
MasterCard, Inc. — A	805	142,751
McDonald’s Corp.	2,161	133,334
Monsanto Co.	1,718	170,048
Patriot Coal Corp.**	2,216	64,375
Sequenom, Inc.**	6,766	180,111
Southwestern Energy Co.**	3,682	112,448
SPX Corp.	766	58,982
The Children’s Place Retail Stores, Inc.**	4,440	148,074
The Mosaic Co.	1,592	108,288
United Therapeutics Corp.**	1,401	147,343
Wal-Mart Stores, Inc.	2,667	159,727

		4,462,745

Canada — 4.6%
Bombardier, Inc. — B	16,851	91,519
Potash Corp. of Saskatchewan, Inc.	1,283	166,329
Research In Motion, Ltd.**	2,700	181,928

		439,776

Total NORTH AMERICA		4,902,521

EUROPE — 18.0%
Netherlands — 2.2%
Fugro NV — CVA	2,209	130,446
Koninklijke Vopak NV	1,749	82,283

		212,729

Germany — 2.2%
SGL Carbon AG**	2,892	112,416
Vossloh AG	949	98,361

		210,777

United Kingdom — 2.1%
BG Group PLC	8,201	148,733
The Weir Group PLC	5,044	55,384

		204,117

Sweden — 1.7%
Elekta AB — B	9,800	167,313

Austria — 1.6%
Oesterreichische Elektrizitaetswirtschafts AG — A	2,440	150,162

Russia — 1.6%
Wimm-Bill-Dann Foods — ADR**	2,100	149,100

Denmark — 1.5%
Vestas Wind Systems AS**	1,668	145,591

Portugal — 1.2%
Jeronimo Martins (SGPS) SA	13,831	117,957

Switzerland — 1.2%
ABB, Ltd.**	5,854	113,441

France — 1.1%
Alstom SA	1,413	107,260

Turkey — 0.8%
Turkiye Garanti Bankasi AS**	33,328	78,877

Greece — 0.8%
DryShips, Inc.	2,135	75,771

Total EUROPE		1,733,095

FAR EAST — 17.4%
China — 7.3%
Agile Property Holdings, Ltd.	64,000	29,237
Baidu.com, Inc. — SP ADR**	625	155,144
China Mobile, Ltd.	8,500	85,150
Ctrip.com International, Ltd. — ADR	2,254	87,027
Parkson Retail Group, Ltd.	89,500	99,268
Ping An Insurance Group Company of China, Ltd. — H	19,500	114,191
VisionChina Media, Inc. — ADR**	8,741	128,580

		698,597

Japan — 5.1%
Capcom Co., Ltd.	2,715	77,774
Daikin Industries, Ltd.	1,700	57,338
Komatsu, Ltd.	4,600	75,309
Kurita Water Industries, Ltd.	4,400	103,056
NGK Insulators, Ltd.	8,000	97,939
Nintendo Co., Ltd.	200	84,835

		496,251

Australia — 2.1%
CSL, Ltd.	5,314	160,987
Mount Gibson Iron, Ltd.**	32,981	43,937

		204,924

Singapore — 1.2%
Singapore Exchange, Ltd.	27,000	117,617

Driehaus Global Growth Fund
Schedule of Investments
September 30, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

Thailand — 0.7%
Land & Houses Public Co., Ltd. — NVDR	350,800	64,695

Taiwan — 0.6%
First Financial Holding Co., Ltd.	87,032	54,499

Indonesia — 0.4%
PT Bumi Resources Tbk	127,500	42,403

Total FAR EAST		1,678,986

SOUTH AMERICA — 8.9%
Brazil — 7.1%
Companhia Vale do Rio Doce — ADR	7,542	144,429
Cyrela Brazil Realty SA	9,100	91,818
Gerdau SA — SP ADR	8,337	92,541
Petroleo Brasileiro SA — ADR	4,943	217,245
Unibanco SA — GDR	1,365	137,756

		683,789

Argentina — 0.9%
MercadoLibre, Inc.**	4,295	87,403

Peru — 0.9%
Credicorp, Ltd.	1,325	82,481

Total SOUTH AMERICA		853,673

Total EQUITY SECURITIES (Cost $11,884,998)		9,168,275

TOTAL INVESTMENTS (COST $11,884,998)	95.3%	$9,168,275
Other Assets In Excess Of Liabilities	4.7%	449,465

Net Assets	100.0%	$9,617,740

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$11,884,998

Gross Appreciation		$99,181
Gross Depreciation		(2,815,904)

Net Depreciation		$(2,716,723)

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments
A. Portfolio Valuation:
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value each Fund’s net assets as of September 30, 2008 is as follows:

	Investments in Securities
	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging	International	Global
	Discovery	Markets Growth	Small Cap	Growth
Valuation Inputs	Fund	Fund	Growth Fund	Fund
Level 1 – Quoted Prices	$111,605,101	$132,671,983	$30,258,648	$6,351,816
Level 2 – Significant Observable Inputs	437,691,467	213,915,686	102,717,666	2,816,459
Level 3 – Significant Unobservable Inputs	—	—	—	—

Total Market Value of Investments	$549,296,568	$346,587,669	$132,976,314	$9,168,275

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date November 25, 2008

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date November 25, 2008

*	Print the name and title of each signing officer under his or her signature.